Note 7 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes
Note 7 - Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

The Company has issued 36,500 shares to German investors for $1.50 per share since June 30, 2013.

The Company has entered into a consulting agreement with Jack Burkman and Associates. Burkman received 2,000,000 shares of Portus Holdings Inc. common stock from its parent company, Portus, Inc. as compensation. No written agreement exists between Portus Inc and the Company relative to the shares. The Company will record the transaction on the books of Portus Holdings Inc at the date of the transaction.

NOTE 8 – SUBSEQUENT EVENTS

On January 19, 2013 the Company received a loan in cash in the amount of $50,000 from its parent, Portus Inc. The note is unsecured and does not bear interest.

On February 8, 2013 the Company received a loan in cash in the amount of $25,000 from its parent Portus Inc. The note is unsecured and does not bear interest.

During the first quarter of 2013, the Company has entered into subscription agreements with various individuals for 23,000 shares of its common stock for $23,000.

On February 8, 2013, Portus paid $25,000 to SureQuestTX, for licensing rights to its data base and functional platform in order to launch Portus Cloud.

Additionally, the Company’s CEO contributed $4,000 in cash.